CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Earnings	Noncontrolling Interest	Total
Beginning balance at Dec. 31, 2016	$ 61,026	$ 144,649	$ 649,135	$ (5,630)	$ 11,286	$ 860,466
Increase (Decrease) in Stockholders' Equity
Net earnings			119,512		4,528	124,040
Foreign currency translation adjustment				5,070	356	5,426
Unrealized gain (loss) on investment				704		704
Distributions to noncontrolling interest					(4,032)	(4,032)
Additional purchases of noncontrolling interest					2,409	2,409
Cash dividends			(19,607)			(19,607)
Issuance of shares under employee stock purchase plans	24	637				661
Issuance of shares under stock grant programs	429	5,769				6,198
Issuance of shares under deferred compensation plans	159	(159)
Repurchase of shares	(446)	297	(12,828)			(12,977)
Expense associated with share-based compensation arrangements		3,618				3,618
Accrued expense under deferred compensation plans		7,117				7,117
Ending balance at Dec. 30, 2017	61,192	161,928	736,212	144	14,547	974,023
Increase (Decrease) in Stockholders' Equity
Net earnings			148,598		3,814	152,412
Foreign currency translation adjustment				(4,973)	59	(4,914)
Unrealized gain (loss) on investment & foreign currency			947	(1,109)		(162)
Distributions to noncontrolling interest					(3,139)	(3,139)
Cash dividends			(22,072)			(22,072)
Issuance of shares under employee stock purchase plans	38	988				1,026
Issuance of shares under stock grant programs	348	4,827				5,175
Issuance of shares under deferred compensation plans	167	(167)
Repurchase of shares	(861)		(23,768)			(24,629)
Expense associated with share-based compensation arrangements		3,379				3,379
Accrued expense under deferred compensation plans		7,585				7,585
Ending balance at Dec. 29, 2018	60,884	178,540	839,917	(5,938)	15,281	1,088,684
Increase (Decrease) in Stockholders' Equity
Net earnings			179,650		2,754	182,404
Foreign currency translation adjustment				568	464	1,032
Unrealized gain (loss) on investment & foreign currency				481		481
Distributions to noncontrolling interest					(2,143)	(2,143)
Additional purchases of noncontrolling interest		(4,737)			(2,338)	(7,075)
Cash dividends			(24,549)			(24,549)
Issuance of shares under employee stock purchase plans	34	1,059				1,093
Issuance of shares under stock grant programs	310	5,654	4			5,968
Issuance of shares under deferred compensation plans	181	(181)
Expense associated with share-based compensation arrangements		3,843				3,843
Accrued expense under deferred compensation plans		7,995				7,995
Ending balance at Dec. 28, 2019	$ 61,409	$ 192,173	$ 995,022	$ (4,889)	$ 14,018	$ 1,257,733